Document and Entity Information Document	Dec. 20, 2019
Document Information [Line Items]
Entity Central Index Key	0001646972
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	333-205546
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Document Type	8-K
Document Creation Date	Dec. 20, 2019
Entity Registrant Name	Albertsons Companies, Inc.
Entity Address, Address Line One	250 Parkcenter Blvd.
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83706
City Area Code	208
Local Phone Number	395-6200
Entity Tax Identification Number	47-4376911
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Document Period End Date	Dec. 20, 2019
Amendment Flag	false